UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                     FMA SMALL COMPANY PORTFOLIO
                                                                   JANUARY 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.8%
-----------------------------------------------------------------------------------------------
                                                                      SHARES          VALUE
                                                                    ------------  -------------
AEROSPACE & DEFENSE -- 4.5%
    K&F Industries Holdings* .....................................       152,400  $  3,549,396
    Moog, Cl A* ..................................................        86,600     3,376,534
    Woodward Governor ............................................        68,872     2,881,604
                                                                                  -------------
                                                                                     9,807,534
                                                                                  -------------
APPAREL/TEXTILES -- 3.2%
    Carter's* ....................................................       126,900     3,223,260
    Wolverine World Wide .........................................       122,700     3,775,479
                                                                                  -------------
                                                                                     6,998,739
                                                                                  -------------
BANKS -- 10.7%
    Bank of the Ozarks ...........................................       128,259     3,877,270
    Capitol Bancorp ..............................................        79,000     3,389,100
    First Charter ................................................       144,400     3,472,820
    First State Bancorporation ...................................       158,400     3,662,208
    FirstMerit ...................................................       141,400     3,184,328
    Prosperity Bancshares ........................................       103,600     3,626,000
    Virginia Commerce Bancorp* ...................................       100,600     2,188,050
                                                                                  -------------
                                                                                    23,399,776
                                                                                  -------------
BUILDING & CONSTRUCTION SUPPLIES -- 1.5%
    Simpson Manufacturing ........................................       103,000     3,369,130
                                                                                  -------------
BUSINESS SERVICES -- 1.7%
    Rollins ......................................................       169,900     3,707,218
                                                                                  -------------
CHEMICALS -- 0.7%
    Rockwood Holdings* ...........................................        61,100     1,619,150
                                                                                  -------------
COAL MINING -- 1.6%
    Foundation Coal Holdings .....................................       104,800     3,487,744
                                                                                  -------------
COMMUNICATIONS EQUIPMENT -- 3.4%
    CommScope* ...................................................       129,200     4,174,453
    Comtech Telecommunications* ..................................        90,600     3,261,600
                                                                                  -------------
                                                                                     7,436,053
                                                                                  -------------
COMPUTER SOFTWARE -- 2.7%
    Blackbaud ....................................................       152,200     3,648,234
    SRA International, Cl A* .....................................        86,100     2,178,330
                                                                                  -------------
                                                                                     5,826,564
                                                                                  -------------
CONSUMER PRODUCTS -- 3.1%
    Inter Parfums +...............................................       179,415     3,573,947
    Jarden* ......................................................        87,750     3,217,792
                                                                                  -------------
                                                                                     6,791,739
                                                                                  -------------
ELECTRICAL TECHNOLOGY -- 1.4%
    Flir Systems* ................................................       100,500     3,106,455
                                                                                  -------------
ENERGY EQUIPMENT & SERVICES -- 3.1%
    Oceaneering International* ...................................        89,800     3,544,406
    W-H Energy Services* .........................................        70,300     3,190,214
                                                                                  -------------
                                                                                     6,734,620
                                                                                  -------------


THE ADVISORS' INNER CIRCLE FUND                                     FMA SMALL COMPANY PORTFOLIO
                                                                   JANUARY 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------------------
                                                                      SHARES         VALUE
                                                                    ------------  -------------
ENTERTAINMENT -- 1.5%
    WMS Industries* ..............................................        80,800  $  3,204,528
                                                                                  -------------
FOOD & BEVERAGE -- 4.4%
    Hain Celestial Group* ........................................       112,167     3,297,710
    J&J Snack Foods ..............................................        75,455     3,114,782
    Ralcorp Holdings* ............................................        59,300     3,281,662
                                                                                  -------------
                                                                                     9,694,154
                                                                                  -------------
GAS UTILITIES -- 1.7%
    New Jersey Resources .........................................        81,400     3,793,240
                                                                                  -------------
HEALTHCARE -- 4.7%
    Healthways* ..................................................        68,800     3,124,208
    Integra LifeSciences Holdings* ...............................        76,200     3,280,410
    PolyMedica ...................................................        96,900     3,879,876
                                                                                  -------------
                                                                                    10,284,494
                                                                                  -------------
INDUSTRIAL -- 3.7%
    Actuant, Cl A ................................................        43,900     2,185,781
    Regal-Beloit .................................................        73,900     3,718,648
    Watts Water Technologies, Cl A ...............................        50,213     2,207,866
                                                                                  -------------
                                                                                     8,112,295
                                                                                  -------------
INSURANCE -- 5.2%
    Delphi Financial Group, Cl A .................................       107,600     4,243,744
    ProAssurance* ................................................        70,500     3,580,695
    Security Capital Assurance ...................................       127,100     3,617,266
                                                                                  -------------
                                                                                    11,441,705
                                                                                  -------------
LEASING & RENTING -- 1.6%
    Aaron Rents ..................................................       122,800     3,625,056
                                                                                  -------------
MATERIALS & PROCESSING -- 1.5%
    Century Aluminum* ............................................        73,372     3,344,296
                                                                                  -------------
MEDICAL PRODUCTS & SERVICES -- 6.5%
    Datascope +...................................................       106,732     3,942,680
    Emergency Medical Services, Cl A* ............................       126,000     3,276,000
    Haemonetics* .................................................       .70,200     3,386,448
    Owens & Minor ................................................       107,467     3,594,771
                                                                                  -------------
                                                                                    14,199,899
                                                                                  -------------
PRINTING & PUBLISHING -- 1.8%
    Consolidated Graphics* .......................................        62,100     3,850,200
                                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS -- 9.8%
    Equity Inns ..................................................       209,500     3,456,750
    Lexington Realty Trust .......................................       158,500     3,372,880
    Luminent Mortgage Capital ....................................       349,700     3,238,222
    Mid-America Apartment Communities ............................        68,000     4,088,160
    Pennsylvania Real Estate Investment Trust ....................       102,700     4,385,290
    RAIT Financial Trust .........................................        81,100     3,032,329
                                                                                  -------------
                                                                                    21,573,631
                                                                                  -------------
RESTAURANTS -- 1.4%
    Sonic* .......................................................       138,800     3,082,748
                                                                                  -------------


THE ADVISORS' INNER CIRCLE FUND                                     FMA SMALL COMPANY PORTFOLIO
                                                                   JANUARY 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------------------
                                                                      SHARES         VALUE
                                                                    ------------  -------------
RETAIL -- 2.0%
    Hibbett Sporting Goods* ......................................       103,600  $  3,326,596
    Tractor Supply* ..............................................        20,943     1,054,061
                                                                                  -------------
                                                                                     4,380,657
                                                                                  -------------
SECURITIES BROKERAGE/DEALERS -- 1.5%
    Investment Technology Group* .................................        74,100     3,230,760
                                                                                  -------------
SEMI CONDUCTORS -- 5.6%
    ATMI* ........................................................       103,300     3,454,352
    Formfactor* ..................................................        76,100     3,093,465
    Microsemi* ...................................................       166,718     3,034,268
    Trident Microsystems* ........................................       125,500     2,619,185
                                                                                  -------------
                                                                                    12,201,270
                                                                                  -------------
TRANSPORTATION -- 1.7%
    Old Dominion Freight Line* ...................................       136,700     3,797,526
                                                                                  -------------
UTILITIES -- 1.1%
    Consolidated Communications Holdings .........................       105,500     2,326,275
                                                                                  -------------
UTILITIES - ELECTRICAL -- 1.5%
    Empire District Electric .....................................       136,900     3,259,589
                                                                                  -------------
    TOTAL COMMON STOCK
       (Cost $190,454,949).................................                        207,687,045
                                                                                  -------------
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 1.1%
-----------------------------------------------------------------------------------------------
    HighMark U.S. Government Money Market Fund, 4.910%
       (Cost $2,357,030)   ................................            2,357,030     2,357,030
                                                                                  -------------
    TOTAL INVESTMENTS -- 95.9%
       (Cost $192,811,979)++...............................                       $210,044,075
                                                                                  =============

    PERCENTAGES ARE BASED ON NET ASSETS OF $218,938,768.

*   NON-INCOME PRODUCING SECURITY

+ SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2007, WAS $7,516,627 AND REPRESENTS 3.43% OF NET ASSETS.

(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.

CL  -- CLASS

++ AT JANUARY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $192,811,979, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $20,718,926 AND $(3,486,830) RESPECTIVELY.

    FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMA-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.